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FCF International Quality ETF
Schedule of Investments
as of April 30, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communications - 5.1%
Auto Trader Group PLC(a)	40,550	$353,873
Focus Media Information Technology Co. Ltd. - Class A	240,800	216,143
Hellenic Telecommunications Organization SA	14,007	213,462
Koninklijke KPN NV	95,509	347,368
MTN Group Ltd.	16,551	79,654
NetEase, Inc. - ADR	6,347	593,254
REA Group Ltd.	2,452	285,341
SOOP Co. Ltd.	1,159	94,592
Telstra Corp. Ltd.	129,337	307,488
Universal Music Group NV	15,558	459,918
		2,951,093

Consumer Discretionary - 18.4%
ANTA Sports Products Ltd.	27,388	314,048
Avolta AG(b)	5,693	216,634
Brunello Cucinelli SpA	1,533	157,222
Bunzl PLC	7,134	274,025
Burberry Group PLC	12,521	180,002
Chongqing Changan Automobile Co. Ltd. - Class A	69,500	141,275
Chow Tai Fook Jewellery Group Ltd.	243,999	335,617
Cie Financiere Richemont SA	636	88,490
Fast Retailing Co. Ltd.	1,600	421,520
Ferrari NV	1,359	564,936
Games Workshop Group PLC	1,288	159,493
Gree Electric Appliances, Inc. of Zhuhai - Class A	168,200	978,330
H & M Hennes & Mauritz AB - Class B(c)	34,768	557,624
Haidilao International Holding Ltd.(a)	88,000	201,138
Industria de Diseno Textil SA	15,739	719,739
InterContinental Hotels Group PLC	6,065	595,065
JD Sports Fashion PLC	154,954	223,827
Kia Corp.	4,168	355,853
La Francaise des Jeux SAEM(a)	7,514	284,352
Lottery Corp. Ltd.	589	1,862
Lululemon Athletica, Inc.(b)	639	230,423
New Oriental Education & Technology Group, Inc. - ADR(b)	3,073	236,928
Next PLC	4,310	485,130
Ningbo Deye Technology Co. Ltd. - Class A	6,600	85,199
OPAP SA	12,742	212,269
Pandora AS	3,182	486,936
PDD Holdings, Inc. - ADR(b)	9,610	1,202,981
Subaru Corp.	13,100	293,372
Topsports International Holdings Ltd.(a)	140,466	98,041
Vipshop Holdings Ltd. - ADR	15,194	228,518
Wesfarmers Ltd.	9,519	411,853
		10,742,702

Consumer Staples - 6.3%
B&M European Value Retail SA	39,965	259,179
Carlsberg AS - Class B	2,507	338,337
Chongqing Brewery Co. Ltd. - Class A	13,742	133,539
Clicks Group Ltd.	16,805	260,299
Dollarama, Inc.	8,550	713,239
Imperial Brands PLC	1	23
Jeronimo Martins SGPS SA	18,313	378,170
Kweichow Moutai Co. Ltd. - Class A	1,600	376,718
Loblaw Cos. Ltd.	3,235	354,742
Nongfu Spring Co. Ltd. - Class H(a)	41,828	247,032
President Chain Store Corp.	22,949	193,109
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	6,205	224,765
Wuliangye Yibin Co. Ltd. - Class A	8,700	180,728
		3,659,880

Energy - 4.8%
Canadian Natural Resources Ltd.	6,737	510,517
Equinor ASA - ADR(c)	20,322	540,362
Gaztransport Et Technigaz SA	1,243	173,776
Imperial Oil Ltd.	8,552	587,983
Petroleo Brasileiro SA - ADR	33,967	576,420
Suncor Energy, Inc.	7,643	291,640
Woodside Energy Group Ltd.	7,526	137,631
		2,818,329

Financials - 6.4%
Admiral Group PLC	14,016	477,948
Aon PLC - Class A	1,130	318,671
BB Seguridade Participacoes SA - ADR	55,542	344,916
Brookfield Asset Management Ltd. - Class A	8,996	343,660
Computershare Ltd.	14,850	261,947
Fairfax Financial Holdings Ltd.	520	565,350
Hargreaves Lansdown PLC	24,361	247,722
Partners Group Holding AG	596	771,219
Singapore Exchange Ltd.	58,710	402,568
		3,734,001

Health Care - 14.2%
Aier Eye Hospital Group Co. Ltd. - Class A	119,215	212,369
Amplifon SpA	12,773	428,434
BioNTech SE - ADR(b)	3,903	346,664
Demant AS(b)	43	2,070
Genmab AS(b)	891	249,430
Ipsen SA	2,166	263,749
Lifco AB - Class B(b)	10,995	269,378
Medibank Pvt Ltd.	134,861	311,011
Novartis AG	12,016	1,164,019
Novo Nordisk AS - Class B	26,420	3,412,081
Recordati Industria Chimica e Farmaceutica SpA	3,123	166,810
Roche Holding AG	4,099	983,671
Sonova Holding AG	1,075	298,673
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	4,930	161,513
		8,269,872

Industrials - 9.4%
BAE Systems PLC	40,640	676,918
Bureau Veritas SA	9,590	280,629
Dassault Aviation SA	2,396	514,471
Deutsche Post AG	4,714	197,509
DSV AS	1,995	284,825
Ferguson PLC(c)	2,360	495,364
Grupo Aeroportuario del Centro Norte SAB de CV	20,870	230,571
Hanwha Aerospace Co. Ltd.	2,428	371,552
Indutrade AB	6,841	160,280
Intertek Group PLC	6,590	407,114
Jiangxi Special Electric Motor Co. Ltd. - Class A(b)	30,000	40,268
Kuehne + Nagel International AG	1,946	515,899
Recruit Holdings Co. Ltd.	12,742	557,621
SGS SA(c)	4,577	403,603
Singapore Airlines Ltd.	58,453	280,050
Voltronic Power Technology Corp.	2,000	95,203
		5,511,877

Materials - 10.6%
Aluminum Corp. of China Ltd. - Class A	267,267	273,855
BHP Group Ltd.	41,363	1,152,983
Brenntag SE	3,023	241,510
EMS-Chemie Holding AG	269	215,668
Evraz PLC(b)(d)	49,526	0
Exxaro Resources Ltd.	15,860	152,531
Fortescue Ltd.	33,663	568,068
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	136,300	408,627
IMCD NV	1,372	208,283
Kumba Iron Ore Ltd.	9,871	243,098
LyondellBasell Industries NV - Class A	2,015	201,440
Qinghai Salt Lake Industry Co. Ltd. - Class A(b)	141,300	323,713
Shaanxi Coal Industry Co. Ltd. - Class A	105,853	358,569
Shanxi Coal International Energy Group Co. Ltd. - Class A	102,851	203,245
Shanxi Coking Coal Energy Group Co. Ltd. - Class A	256,764	372,302
Shanxi Lu'an Environmental Energy Development Co. Ltd.	161,144	470,425
Southern Copper Corp.(c)	2,542	296,575
SSAB AB - Class B(c)	4,598	25,993
Tenaris SA	14,466	241,993
Yancoal Australia Ltd.	38,073	136,883
Yara International ASA	3,690	105,467
		6,201,228

Technology - 21.4%
Accenture PLC - Class A	3,509	1,055,893
Accton Technology Corp.	18,000	255,113
ASML Holding NV	646	574,073
Atlassian Corp. - Class A(b)(c)	2,552	439,710
BE Semiconductor Industries NV	2,513	336,576
CGI, Inc.(b)	2,200	222,917
Check Point Software Technologies Ltd.(b)	4,271	638,173
Constellation Software, Inc.	458	1,179,153
eMemory Technology, Inc.	3,334	227,816
Experian PLC	13,527	548,321
Foxconn Industrial Internet Co. Ltd. - Class A	240,000	811,987
Infosys Ltd. - ADR(c)	32,919	550,076
Lens Technology Co. Ltd. - Class A	233,790	461,996
Logitech International SA	6,786	531,954
MediaTek, Inc.	12,600	383,858
Monday.com Ltd.(b)	403	76,300
Nemetschek SE	2,838	253,049
Nomura Research Institute Ltd.	8,323	202,382
Novatek Microelectronics Corp.	18,000	341,625
Oracle Corp. Japan	2,200	165,926
RELX PLC	27,878	1,150,596
Renesas Electronics Corp.	17,500	291,657
Shenzhen Transsion Holdings Co. Ltd. - Class A	18,000	357,937
Temenos AG	2,950	184,525
Trend Micro, Inc.	3,022	149,649
Wolters Kluwer NV	6,010	902,754
Xero Ltd.(b)	3,169	250,615
		12,544,631

Utilities - 1.0%
Centrica PLC	159,525	255,048
Verbund AG - Class A	4,418	337,586
		592,634
TOTAL COMMON STOCKS (Cost $53,715,797)		57,026,247

PREFERRED STOCK - 0.3%
Materials - 0.3%
FUCHS SE	4,306	201,369
TOTAL PREFERRED STOCK (Cost $190,751)		201,369

WARRANT - 0.0%(e)
Technology - 0.0%(e)
Constellation Software, Inc., Expires 03/31/2040(b)(d)	438	0
TOTAL WARRANT (Cost $0)		0

SHORT-TERM INVESTMENT - 3.5%
Investment Purchased with Proceeds from Securities Lending - 3.5%
Mount Vernon Liquid Assets Portfolio LLC, 5.51%(f)	2,043,708	2,043,708

TOTAL SHORT-TERM INVESTMENT (Cost $2,043,708)		2,043,708

TOTAL INVESTMENTS - 101.4% (Cost $55,950,256)		59,271,324
Money Market Deposit Account - 0.7%(g)		382,986
Liabilities in Excess of Other Assets - (2.1)%		(1,216,549)
TOTAL NET ASSETS - 100.0%		$58,437,761

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $1,184,436 or 2.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $1,936,318 which represented 3.3% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.24%.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

FCF International Quality ETF
Summary of Fair Value Disclosure as of April 30, 2024 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

FCF International Quality ETF
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$57,026,247	$–	$0	(a)	$57,026,247
Preferred Stock	201,369	–	–		201,369
Warrant	–	–	0	(a)	0	(a)
Investment Purchased with Proceeds from Securities Lending(b)	–	–	–		2,043,708
Total Assets	$57,227,616	$–	$0	(a)	$59,271,324

Refer to the Schedule of Investments for industry classifications.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

FCF International Quality ETF
Level 3 Reconciliation Disclosure as of April 30, 2024
(Unaudited)
	Equities		Warrant		Total
Balance as of July 31, 2023	$51,413		$–		$51,413
Corporate actions	–		0	*	–
Change in unrealized appreciation/(depreciation)	(51,413)	**	–		(51,413)
Balance as of April 30, 2024	$–		$0		$–

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at April 30, 2024	$(51,413)

The Level 3 investments as of April 30, 2024 represented 0.0% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

* Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. At April 30, 2024, the fair value of this security represented 0.0% of net assets.

** Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to facilitate the liquidation of any security impacted by Russia-related sanctions. As a result, the fair value of the Russia-related sanctioned security held by the Fund has been reduced to zero.

Allocation of Portfolio Holdings by Country as of April 30, 2024 (Unaudited)
(% of Net Assets)
China	$8,712,462	14.9%
United Kingdom	6,241,327	10.7
Switzerland	5,374,355	9.2
Canada	4,999,624	8.6
Denmark	4,773,679	8.2
Australia	4,014,777	6.9
Netherlands	2,828,972	4.8
Ireland	2,807,195	4.8
Japan	2,082,127	3.5
France	1,516,977	2.6
Taiwan	1,496,724	2.6
Italy	1,317,402	2.3
Germany	1,240,101	2.1
Sweden	1,013,275	1.7
Brazil	921,336	1.6
Republic of Korea	821,997	1.4
South Africa	735,582	1.3
Spain	719,739	1.2
Israel	714,473	1.2
Singapore	682,618	1.2
Norway	645,829	1.1
India	550,076	0.9
Greece	425,731	0.7
Portugal	378,170	0.6
Austria	337,586	0.6
Hong Kong	335,617	0.6
New Zealand	250,615	0.4
Luxembourg	241,993	0.4
Mexico	230,571	0.4
United States	816,686	1.4
Investment Purchased with Proceeds from Securities Lending	2,043,708	3.5
Money Market Deposit Account and Liabilities in Excess of Other Assets	(833,563)	(1.4)
	$58,437,761	100.0%